OTHER OPERATING COSTS	12 Months Ended
Jun. 30, 2020
OTHER OPERATING COSTS [Abstract]
OTHER OPERATING COSTS
27.	OTHER OPERATING COSTS

	Note	June 30, 2020	June 30, 2019	June 30, 2018
		(US$’000)
Rent and utilities		7,802	6,272	16,868
Communication		7,519	7,546	8,175
Maintenance, repairs and improvements		18,107	11,956	9,534
Traveling and entertainment		11,949	10,378	9,690
Insurance		1,516	1,731	1,556
Legal and professional expenses	27.1	6,652	9,241	7,274
Allowance for expected credit loss		224	237	575
Fair value adjustment		3,138	(364)	(3,326)
Others		10,301	7,127	8,079
Other Operating Costs		67,208	54,124	58,425

Other Operating costs from discontinued operations		-	3,241	3,581

27.1.       This includes non-recurring legal expenses (including settlements) of $4.2 million for the year ended June 30, 2019 and $1.6 million and listing costs of $1.4 million for the year ended June 30, 2018.